Property and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
7	Property and equipment

	Office equipment	Computer equipment	Field equipment	Buildings	Right-of-use assets	Total
Cost

Balance, January 1, 2017	$42	$175	$55	$40	$-	$287

Additions	50	2	-	45	-	97

Disposals	(40)	(40)	(19)	(43)	-	(117)

Foreign exchange	3	12	3	3		21

Balance, December 31, 2017	55	149	39	45	-	288

Additions	-	6	-	-	-	6

Foreign exchange	(5)	(12)	(4)	(4)	-	(25)

Balance at December 31, 2018	50	143	35	41	-	269
Additions	-	-	-	-	337	337

Disposals	-	(33)	(37)	-	-	(70)

Foreign exchange	3	4	2	3	4	16

Balance at December 31, 2019	$53	$114	$-	$44	$341	$552

Accumulated depreciation

Balance, January 1, 2017	$(34)	$(144)	$(30)	$(36)	$-	$(244)

Depreciation	(6)	(6)	(2)	(6)	-	(20)

Disposals	33	32	-	39	-	104

Foreign exchange	(1)	(12)	(1)	(2)	-	(16)

Balance, December 31, 2017	(8)	(130)	(33)	(5)	-	(176)

Depreciation	(8)	(5)	(2)	(7)	-	(22)

Foreign exchange	1	10	4	1	-	16

Balance at December 31, 2018	(15)	(125)	(31)	(11)	-	(182)

Depreciation	(7)	(2)	-	(6)	(90)	(105)

Disposals	-	32	33	-	-	65

Foreign exchange	(1)	(8)	(2)	(1)	(2)	(14)

Balance at December 31, 2019	$(23)	$(103)	$-	$(18)	$(92)	$(236)

Net book value

January 1, 2018	$47	$19	$6	$40	$-	$112

December 31, 2018	$35	$18	$4	$30	$-	$87

December 31, 2019	$30	$11	$-	$26	$249	$316